Financial investments - Summary of investments in VC funds in the form of partnership measured at fair value (Details)	12 Months Ended
	Dec. 31, 2024 CNY (¥)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2022 CNY (¥)
Financial investments
Opening balance	¥ 17,227,629	$ 2,360,175	¥ 10,713,953
Switch in	374,471	51,302	13,968,313
Switch out	0	0	(14,342,134)
Fair value adjustment	17,133,677	2,347,304	6,497,518	¥ 9,525,822
Exchange differences	488,438	66,916	389,979
Ending Balance	¥ 35,224,215	$ 4,825,697	¥ 17,227,629	¥ 10,713,953